Bingham McCutchen LLP

2020 K Street NW

Washington, DC 20006

Tel: 202.373.6000

Fax: 202.373.6001

www.bingham.com

June 13, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

Re:       Nuveen Select Tax-Free Income Portfolio 2 (File Nos. 333-185495 and 811-06622)

Dear Sir or Madam:

On behalf of our client, Nuveen Select Tax-Free Income Portfolio 2 (the “Fund”), we are filing the Fund’s Registration Statement on Form N-2 under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”). This filing is Pre-Effective Amendment No. 2 under the 1933 Act and Amendment No. 5 under the 1940 Act and is being made for the purpose of responding to Securities and Exchange Commission staff comments.

If you have any questions regarding these materials, please do not hesitate to contact me at 202.373.6149.

Sincerely,

/s/ Kathleen M. Long
Kathleen M. Long